Note 28 Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		€ 42,734	€ 38,488	€ 35,277
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(227)	(237)	(221)
Total retained earnings revaluation reserves and other reserves breakdown by company		42,507	38,251	35,057
Holding company [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		18,157	15,672	14,003
BBVA Bancomer group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		17,209	15,705	14,042
Garanti BBVA group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		6,065	5,857	5,703
BBVA Banco Provincial group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,774	1,758	1,720
BBVA Argentine group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,315	1,474	1,456
BBVA Colombia group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,639	1,573	1,489
BBVA Peru group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,245	1,158	1,065
Forum Chile Group
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		663	652	632
BBVA Uruguay Group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		166	139	118
BBV America SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		469	374	299
Corporacion General Financiera SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		410	368	338
BBVA Seguros SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(16)	306	284
Bilbao Vizcaya Holding SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		205	198	144
BBVA Tecnology América S.A.
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		92	87	85
Pecri Inversion SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(10)	(17)	119
Anida Operaciones Singulares SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(5,524)	(5,497)	(5,529)
Other Real State Spanish Companies
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves	[2]	(1,152)	(1,164)	(909)
Other retained earnings losses and revaluation reserves [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		28	(155)	217
ATOM Bank PLC [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(169)	(181)	(169)
Metrovacesa SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(84)	(84)	(84)
Other reserves or accumulated losses of investments in joint ventures and associates [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		€ 26	€ 28	€ 32

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(2) Includes balances corresponding to Sociedades inmobiliarias CX, Anida Grupo Inmobiliario and Sociedades inmobiliarias Unnim.